Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net result	€ (8,108)	€ (5,420)	€ (18,458)	€ (22,252)
Adjustments for:
Depreciation	688	642	2,090	1,785
Share-based compensation	612	444	1,976	2,304
Financial income and expenses	(469)	(363)	(1,470)	(289)
Results on derecognition of subsidiary		(131)		(131)
Results on derecognition of financial liabilities		(1,357)		(1,866)
Results related to financial liabilities measured at fair value through profit or loss	(139)	(117)	(266)	(1,008)
Income tax expenses		(83)	(197)	(83)
Changes in working capital	1,117	(2,008)	(12,721)	46,660
Cash (used in) / generated by operations	(6,299)	(8,393)	(29,046)	25,120
Corporate income tax received	1	83	197	83
Interest received	860	802	2,402	1,667
Interest paid	(219)		(598)
Net cash (used in) / generated by operating activities	(5,657)	(7,508)	(27,045)	26,870
Cash flow from investing activities
Increase in financial asset - current			(17,000)
Decrease in financial asset - current	17,000		17,000
Purchases of property, plant and equipment	(286)	(339)	(1,285)	(769)
Proceeds from sale of property, plant and equipment				47
Net cash generated by / (used in) investing activities	16,714	(339)	(1,285)	(722)
Cash flow from financing activities
Proceeds from exercise of share options	1	151	175	155
Repayment of lease liability	(454)	(432)	(1,329)	(1,338)
Net cash used in financing activities	(453)	(281)	(1,154)	(1,183)
Net increase / (decrease) in cash and cash equivalents	10,604	(8,128)	(29,484)	24,965
Currency effect cash and cash equivalents	(173)	118	(40)	812
Cash and cash equivalents, at beginning of the period	78,970	128,562	118,925	94,775
Cash and cash equivalents at the end of the period	€ 89,401	€ 120,552	€ 89,401	€ 120,552